CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	$ 16,898	$ 16,410	$ 18,069	$ 33,307	$ 37,845	$ 78,555
Net income/(loss) from equity accounted investments	39	64	13	103	114	291
Other Income	160	8	54	168	61	746
Total revenues and other income	17,096	16,482	18,135	33,578	38,019	79,593
Purchases (net of inventory variation)	(8,606)	(6,656)	(9,415)	(15,261)	(19,209)	(38,516)
Operating expenses	(2,281)	(2,408)	(2,397)	(4,690)	(4,712)	(9,528)
Selling, general and administrative expenses	(220)	(231)	(182)	(451)	(380)	(758)
Depreciation, amortisation and net impairment losses	(2,233)	(2,188)	(1,830)	(4,421)	(4,198)	(9,249)
Exploration expenses	(235)	(268)	(475)	(503)	(724)	(1,405)
Net operating income	3,521	4,732	3,835	8,252	8,795	20,137
Net financial items	0	149	(317)	149	(737)	(1,263)
Income before tax	3,520	4,881	3,518	8,401	8,059	18,874
Income tax	(2,045)	(3,168)	(2,298)	(5,213)	(5,553)	(11,335)
Net income	1,476	1,712	1,220	3,188	2,506	7,538
Attributable to equity holders of the company	1,475	1,711	1,219	3,187	2,504	7,535
Attributable to non-controlling interests	$ 0	$ 1	$ 1	$ 1	$ 2	$ 3
Basic earnings per share (in USD)	$ 0.44	$ 0.51	$ 0.37	$ 0.96	$ 0.75	$ 2.27
Diluted earnings per share (in USD)	$ 0.44	$ 0.51	$ 0.37	$ 0.95	$ 0.75	$ 2.27
Weighted average number of ordinary shares outstanding (in millions)	3,331	3,331	3,330	3,331	3,323	3,326